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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookline Avenue Partners, L.P.
Address: 100 Crescent Court
         Suite 1100
         Dallas, Texas 75201

Form 13F File Number: 028-12872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Kyle Knutson
Title: Chief Compliance Officer
Phone: (214) 775-3100

Signature, Place, and Date of Signing:


/s/ J. Kyle Knutson                          Dallas, TX        February 17, 2009
-------------------------------------   --------------------   -----------------
             (Signature)                    (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         21
Form 13F Information Table Value Total:     52,005
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                          VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER             CLASS        CUSIP   (X1000)   PRN AMT  PRN Call DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMGEN INC                    NOTE 0.375% 2/0 031162AQ3   1,427  1,500,000 PRN         SOLE             1,500,000    0     0
BANK OF AMERICA CORPORATION        COM       060505104   1,428    101,400 SH  PUT     SOLE               101,400    0     0
BRE PROPERTIES INC           NOTE 4.125% 8/1 05564EBH8   1,856  2,500,000 PRN         SOLE             2,500,000    0     0
BUNGE LIMITED                      COM       G16962105   5,027     97,100 SH  CALL    SOLE                97,100    0     0
CENTENNIAL COMMUNCTNS CORP N    CL A NEW     15133V208     957    118,700 SH          SOLE               118,700    0     0
COMPANHIA SIDERURGICA NACION  SPONSORED ADR  20440W105   1,261     98,400 SH          SOLE                98,400    0     0
CORE LABORATORIES LP         NOTE 0.250%10/3 21868FAB9   1,735  2,000,000 PRN         SOLE             2,000,000    0     0
EAGLE MATERIALS INC                COM       26969P108     911     49,500 SH          SOLE                49,500    0     0
E M C CORP MASS              NOTE 1.750%12/0 268648AM4   3,740  4,000,000 PRN         SOLE             4,000,000    0     0
GENENTECH INC                    COM NEW     368710406   5,804     70,000 SH  CALL    SOLE                70,000    0     0
HEALTH CARE REIT INC         NOTE 4.750%12/0 42217KAP1   5,232  5,500,000 PRN         SOLE             5,500,000    0     0
INVITROGEN CORP              NOTE 3.250% 6/1 46185RAM2   1,275  1,500,000 PRN         SOLE             1,500,000    0     0
LAWSON SOFTWARE INC NEW      NOTE 2.500% 4/1 52078PAA0     386    500,000 PRN         SOLE               500,000    0     0
LIFEPOINT HOSPITALS INC      NOTE 3.500% 5/1 53219LAH2   2,705  4,000,000 PRN         SOLE             4,000,000    0     0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0 58470KAA2     353    500,000 PRN         SOLE               500,000    0     0
MEDTRONIC INC                NOTE 1.625% 4/1 585055AM8   1,765  2,000,000 PRN         SOLE             2,000,000    0     0
MERRILL LYNCH & CO INC             COM       590188108   4,076    350,202 SH          SOLE               350,202    0     0
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0 595112AH6     979  3,000,000 PRN         SOLE             3,000,000    0     0
NATIONAL CITY CORP                 COM       635405103   1,140    630,000 SH          SOLE               630,000    0     0
SYMANTEC CORP                NOTE 1.000% 6/1 871503AF5   1,825  2,000,000 PRN         SOLE             2,000,000    0     0
WACHOVIA CORP NEW                  COM       929903102   8,123  1,466,280 SH          SOLE             1,466,280    0     0